Statement of Investments

September 30, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—111.8%
COMMON STOCKS —100.1%
ARGENTINA—1.5%
4,044	MercadoLibre, Inc. (a)	Internet & Direct Marketing Retail— 1.5%	$6,791,494
AUSTRALIA—0.9%
167,316	BHP Group PLC	Metals & Mining— 0.9%	4,235,474
AUSTRIA—1.5%
275,163	Mondi PLC	Paper & Forest Products— 1.5%	6,775,933
BRAZIL—4.9%
771,900	B3 SA - Brasil Bolsa Balcao	Capital Markets— 0.4%	1,805,813
1,592,362	Banco Bradesco SA	Banks— 1.1%	5,222,345
1,006,201	Rumo SA (a)	Road & Rail— 0.7%	3,102,257
445,100	TOTVS SA	Software— 0.6%	2,950,578
513,047	Vale SA, ADR	Metals & Mining— 1.5%	7,157,005
367,500	WEG SA	Electrical Equipment— 0.6%	2,674,384
			22,912,382
CHINA—35.6%
981,500	Alibaba Group Holding Ltd. (a)	Internet & Direct Marketing Retail— 3.9%	18,171,431
545,000	Centre Testing International Group Co. Ltd., A Shares (Stock Connect) (b)	Professional Services— 0.5%	2,136,425
677,000	China Conch Venture Holdings Ltd.	Construction & Engineering— 0.7%	3,143,565
1,249,500	China Merchants Bank Co. Ltd., H Shares	Banks— 2.1%	9,943,697
982,000	China Resources Gas Group Ltd.	Gas Utilities— 1.1%	5,159,358
1,425,500	China Resources Land Ltd.	Real Estate Management & Development— 1.3%	5,999,433
144,000	China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect) (b)	Specialty Retail— 1.2%	5,769,305
1,396,000	China Vanke Co. Ltd., H Shares	Real Estate Management & Development— 0.8%	3,817,104
412,500	GDS Holdings Ltd. Class A (a)	Information Technology Services— 0.6%	2,924,915
195,200	Hangzhou Tigermed Consulting Co. Ltd., H Shares (c)	Life Sciences Tools & Services— 0.9%	4,127,690
11,000	Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (b)	Beverages— 0.7%	3,104,842
249,000	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods— 0.6%	2,869,910
886,034	LONGi Green Energy Technology Co. Ltd., A Shares (b)	Semiconductors & Semiconductor Equipment— 2.4%	11,262,734
179,200	Meituan, B Shares (a)(c)	Internet & Direct Marketing Retail— 1.2%	5,720,319

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

September 30, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

599,886	Midea Group Co. Ltd., A Shares (Stock Connect) (b)	Household Durables— 1.4%	$6,450,357
1,718,736	NARI Technology Co. Ltd., A Shares (Stock Connect) (b)	Electrical Equipment— 2.1%	9,492,615
82,042	Prosus NV (a)	Internet & Direct Marketing Retail— 1.4%	6,566,722
345,000	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods— 1.6%	7,322,094
300,900	Sungrow Power Supply Co. Ltd., A Shares (Stock Connect) (b)	Electrical Equipment— 1.5%	6,838,653
463,300	Tencent Holdings Ltd.	Interactive Media & Services— 6.0%	27,658,415
526,000	Wuxi Biologics Cayman, Inc. (a)(c)	Life Sciences Tools & Services— 1.8%	8,531,871
95,368	Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect) (b)	Containers & Packaging— 0.9%	4,125,680
522,000	Zhongsheng Group Holdings Ltd.	Specialty Retail— 0.9%	4,184,460
			165,321,595
HONG KONG—5.1%
513,800	AIA Group Ltd.	Insurance— 1.3%	5,910,961
159,432	Hong Kong Exchanges & Clearing Ltd.	Capital Markets— 2.1%	9,797,177
17,156,000	Pacific Basin Shipping Ltd.	Marine— 1.7%	7,940,442
			23,648,580
INDIA—14.4%
180,000	Godrej Properties Ltd. (a)	Real Estate Management & Development— 1.2%	5,596,651
124,000	Hindustan Unilever Ltd.	Household Products— 1.0%	4,495,893
306,100	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance— 2.4%	11,271,323
43,000	Info Edge India Ltd.	Interactive Media & Services— 0.8%	3,713,582
276,000	Infosys Ltd.	Information Technology Services— 1.3%	6,203,866
1,927,000	ITC Ltd.	Tobacco— 1.3%	6,100,592
144,706	Kotak Mahindra Bank Ltd.	Banks— 0.8%	3,884,584
2,258,666	Power Grid Corp. of India Ltd.	Electric Utilities— 1.3%	5,748,471
412,000	SBI Life Insurance Co. Ltd. (c)	Insurance— 1.5%	6,709,908
140,016	Tata Consultancy Services Ltd.	Information Technology Services— 1.5%	7,101,687
61,000	UltraTech Cement Ltd.	Construction Materials— 1.3%	6,050,247
			66,876,804
INDONESIA—1.8%
23,671,586	Bank Rakyat Indonesia Persero Tbk PT	Banks— 1.4%	6,309,583
38,073,500	Sepatu Bata Tbk PT (a)	Textiles, Apparel & Luxury Goods— 0.4%	1,862,110
			8,171,693
KAZAKHSTAN—0.9%
37,297	Kaspi.KZ JSC., GDR (c)	Consumer Finance— 0.9%	3,960,941

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

September 30, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

MACAO—0.7%
1,538,800	Sands China Ltd. (a)	Hotels, Restaurants & Leisure— 0.7%	$3,149,156
MEXICO—4.2%
32,887	Fomento Economico Mexicano SAB de CV, ADR	Beverages— 0.6%	2,851,961
55,318	Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)	Transportation Infrastructure— 0.6%	2,591,648
1,384,645	Grupo Financiero Banorte SAB de CV, Class O	Banks— 1.9%	8,874,098
1,344,943	Grupo Mexico SAB de CV, Class B	Metals & Mining— 1.1%	5,348,105
			19,665,812
NETHERLANDS—2.1%
8,821	ASM International NV	Semiconductors & Semiconductor Equipment— 0.8%	3,454,466
8,300	ASML Holding NV	Semiconductors & Semiconductor Equipment— 1.3%	6,200,583
			9,655,049
POLAND—1.6%
258,762	Allegro.eu SA (a)(c)	Internet & Direct Marketing Retail— 0.8%	3,763,752
42,500	Dino Polska SA (a)(c)	Food & Staples Retailing— 0.8%	3,549,814
			7,313,566
RUSSIA—5.9%
93,750	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels— 1.9%	8,899,604
314,849	Novatek PJSC	Oil, Gas & Consumable Fuels— 1.8%	8,273,871
1,343,558	Sberbank of Russia PJSC	Banks— 1.3%	6,265,329
45,168	TCS Group Holding PLC	Banks— 0.9%	4,107,193
			27,545,997
SOUTH AFRICA—1.1%
57,989	Anglo American Platinum Ltd.	Metals & Mining— 1.1%	5,023,088
SOUTH KOREA—2.1%
21,215	Kakao Corp.	Interactive Media & Services— 0.4%	2,086,455
13,160	Samsung SDI Co. Ltd.	Electronic Equipment Instruments & Components— 1.7%	7,852,834
			9,939,289
TAIWAN—14.1%
266,000	Accton Technology Corp.	Communications Equipment— 0.5%	2,506,932
397,000	Chroma ATE, Inc.	Electronic Equipment Instruments & Components— 0.5%	2,486,260

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

September 30, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

281,000	Delta Electronics, Inc.	Electronic Equipment Instruments & Components— 0.5%	$2,517,807
182,000	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment— 1.1%	5,134,222
1,434,000	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment Instruments & Components— 1.2%	5,352,565
19,692	Sea Ltd., ADR (a)	Entertainment— 1.4%	6,276,431
2,004,000	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment— 8.9%	41,446,895
			65,721,112
VIETNAM—1.7%
1,310,000	FPT Corp.	Information Technology Services— 1.1%	5,343,557
1,225,000	Vietnam Technological & Commercial Joint Stock Bank (a)	Banks— 0.6%	2,654,029
			7,997,586
	Total Common Stocks		464,705,551
PREFERRED STOCKS—11.6%
SOUTH KOREA—11.6%
35,056	LG Chem Ltd., Pref	Chemicals— 2.4%	11,018,340
736,593	Samsung Electronics Co. Ltd., Pref	Technology Hardware, Storage & Peripherals— 9.2%	42,971,858
			53,990,198
	Total Preferred Stocks		53,990,198
PRIVATE EQUITY—0.1%
GLOBAL—0.0%*
11,723,413 (d)	Emerging Markets Ventures I, L.P. (a)(e)(f)(g)(h)(i)	Private Equity— —%	1,759
ISRAEL—0.1%
1,250,001 (d)	ABS GE Capital Giza Fund, L.P. (a)(e)(f)(h)(i)(j)	Private Equity— —%	20,363
3,349,175 (d)	BPA Israel Ventures, LLC (a)(e)(f)(g)(h)(i)(j)	Private Equity— —%	50,405
108,960	Exent Technologies Ltd. Preferred A1 Shares (a)(e)(f)(h)(i)(k)	Private Equity— —%	—
93,456	Exent Technologies Ltd. Preferred C Shares (a)(e)(f)(h)(i)(k)	Private Equity— —%	—
23,574	Exent Technologies Ltd. Warrants A1 (a)(e)(f)(h)(i)(k)	Private Equity— —%	—
4,000,000 (d)	Giza GE Venture Fund III, L.P. (a)(e)(f)(h)(i)(j)(l)	Private Equity— —%	30,400
1,522,368 (d)	Neurone Ventures II, L.P. (a)(e)(f)(h)(i)(j)(l)	Private Equity— 0.1%	361,288
2,400,000	Telesoft Partners II QP, L.P. (a)(e)(h)(i)(j)	Private Equity— —%	121,368
			583,824
	Total Private Equity		585,583
	Total Long-Term Investments—111.8% (cost $438,023,669)		519,281,332

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

September 30, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

Shares	Description	Value (US$)

SHORT-TERM INVESTMENT—0.5%
UNITED STATES—0.5%
2,322,465	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(m)	$2,322,465
	Total Short-Term Investment—0.5% (cost $2,322,465)	2,322,465
	Total Investments—112.3% (cost $440,346,134)	521,603,797
	Liabilities in Excess of Other Assets—(12.3)%	(57,191,659)
	Net Assets—100.0%	$464,412,138

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Represents contributed capital.
(e)	Illiquid security.
(f)	Considered in liquidation by the Fund's Adviser.
(g)	As of September 30, 2021, the aggregate amount of open commitments for the Fund is $2,627,412.
(h)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund's Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(i)	Restricted security, not readily marketable.
(j)	Fund of Fund investment.
(k)	Direct investment.
(l)	Considered active investments by the Fund's Adviser.
(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of September 30, 2021.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund's Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.1% of the net assets of the Fund as of September 30, 2021. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

Aberdeen Emerging Markets Equity Income Fund, Inc.